Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Change in Ownership of HMH B.V
The following table summarizes the change in ownership of HMH B.V.:

	Ownership			Ownership Percentage
	HMH Holding Inc.	Non- controlling Interests	Total	HMH Holding Inc.	Non- controlling Interests	Total
Balance as of April 2, 2026	16,840,000	69,354,992	86,194,992	19.5%	80.5%	100%
Purchase of HMH B.V. Shares	4,200,000	(4,200,000)	—	4.9%	(4.9)%	—%
Partial Exercise of Underwriters Purchase Option	1,371,688	(1,371,688)	—	1.6%	(1.6)%	—%
Issuance under the Equity Based Compensation Plan	1,673,568	—	1,673,568	1.4%	(1.4)%	—%

Balance as of June 30, 2026	24,085,256	63,783,304	87,868,560	27.4%	72.6%	100.0%

Schedule of Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss) consisted of the following:

(in thousands)	June 30, 2026	December 31, 2025
Hedging reserve adjustments	$6	$465
Pension remeasurement reserve adjustments	712	2,691
Currency translation reserve adjustments	1,293	1,083

Total	$2,011	$4,239